Supplemental Financial Information (Schedule Of Other Current Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Supplemental Financial Information [Abstract]
Inventory	$ 56.4	$ 53.1
Prepaid taxes	47.4	39.6
Deferred mobilization costs	19.7	29.0
Derivative assets	17.0	10.5
Prepaid expenses	12.9	13.6
Deferred tax assets	9.5	30.0
Other	8.5	11.0
Other current assets	$ 171.4	$ 186.8